SIGNIFICANT TRANSACTIONS - Sale of Med Cable Limited (Details) - Medcable $ in Millions	Mar. 31, 2025 USD ($)
Investments in subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Deferred consideration to be settled in cash	$ 1